Condensed consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Contributed Surplus [Member]	Translation Reserve [Member]	Hedging Reserve [Member]	Treasury Shares [Member]	Capital Reserve [Member]	Share-based Payment Reserve [Member]	Fair Value Reserves [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2023	$ 2,227,724	$ 5,069	$ 1,044,849	$ 537,112	$ (63)	$ 39,312	$ (17,951)	$ (25,137)	$ 3,788	$ 9,720	$ 631,025
Transactions with owners
Equity-settled share-based payment	2,960	0	0	0	0	0	0	0	2,960	0	0
Share options exercised	935	0	0	0	0	0	33,358	(29,593)	(2,830)	0	0
Purchase of treasury shares and issuance of shares	(25,709)	57	43,080	0	0	0	(68,846)	0	0	0	0
Dividends paid	(699,883)	0	0	0	0	0	0	0	0	0	(699,883)
Total transactions with owners	(721,697)	57	43,080	0	0	0	(35,488)	(29,593)	130	0	(699,883)
Other transactions
Effect of re-domiciliation	0	1,087,929	(1,087,929)	(537,112)	0	0	0	537,112	0	0	0
Total other transactions	0	1,087,929	(1,087,929)	(537,112)	0	0	0	537,112	0	0	0
Total comprehensive income
Profit for the financial period	774,035	0	0	0	0	0	0	0	0	0	774,035
Other comprehensive income/(loss)	(17,556)	0	0	0	(135)	(18,607)	0	0	0	1,186	0
Total comprehensive income for the period	756,479	0	0	0	(135)	(18,607)	0	0	0	1,186	774,035
Balance at Dec. 31, 2024	2,262,506	1,093,055	0	0	(198)	20,705	(53,439)	482,382	3,918	10,906	705,177
Transactions with owners
Equity-settled share-based payment	1,507	0	0	0	0	0	0	0	1,507	0	0
Share options exercised	0	0	0	0	0	0	2,646	(2,112)	(534)	0	0
Purchase of treasury shares and issuance of shares	(27,656)	0	0	0	0	0	(27,656)	0	0	0	0
Dividends paid	(65,178)	0	0	0	0	0	0	0	0	0	(65,178)
Total transactions with owners	(91,327)	0	0	0	0	0	(25,010)	(2,112)	973	0	(65,178)
Total comprehensive income
Profit for the financial period	138,525	0	0	0	0	0	0	0	0	0	138,525
Other comprehensive income/(loss)	(9,257)	0	0	0	247	(9,504)	0	0	0	0	0
Total comprehensive income for the period	129,268	0	0	0	247	(9,504)	0	0	0	0	138,525
Balance at Jun. 30, 2025	$ 2,300,447	$ 1,093,055	$ 0	$ 0	$ 49	$ 11,201	$ (78,449)	$ 480,270	$ 4,891	$ 10,906	$ 778,524